Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Shares
Schedule of changes in the redeemable convertible preferred shares

	As of December 31,
	2010	2011
	RMB	RMB

Beginning balance	87,694	93,559
Add: Accretion of redemption feature	8,960	3,222
Less: Translation gain related to the preferred shares	(2,825)	(1,635)
Conversion of convertible redeemable preferred shares into ordinary shares	—	(95,146)
Ending balance	93,559	—